Income Tax (Details 2) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Intangible assets	$ 13,176,120	$ 13,869,600
Property and equipment	13,440	25,730
Contingent liability	382,430	2,606,050
Financing costs	475,960	1,517,840
Capital loss	12,363,360	11,807,140
Total unrecognized deductible temporary differences	94,975,770	94,057,550
Australia [Member]
Statement [Line Items]
Tax loss carryforwards	28,460	20,410
Hong Kong [Member]
Statement [Line Items]
Tax loss carryforwards	81,440	79,790
Canada [Member]
Statement [Line Items]
Tax loss carryforwards	68,454,560	63,617,570
United State [Member]
Statement [Line Items]
Tax loss carryforwards	$ 0	$ 513,420